CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 200,287	$ 176,223	$ 156,739
Cost of revenues:
Total cost of revenues	105,329	65,617	58,894
Gross profit	94,958	110,606	97,845
Operating expenses:
Research and development, net	41,199	34,661	30,348
Selling and marketing	51,535	49,335	48,954
General and administrative	11,778	10,251	8,893
Total operating expenses	104,512	94,247	88,195
Operating income (loss)	(9,554)	16,359	9,650
Financial income (expenses), net	(1,761)	228	(10)
Income (loss) before taxes on income	(11,315)	16,587	9,640
Tax benefit (taxes on income)	15,292	(3,094)	(5,610)
Net income	$ 3,977	$ 13,493	$ 4,030
Earnings per share
Basic (in dollars per share)	$ 0.14	$ 0.47	$ 0.13
Diluted (in dollars per share)	$ 0.13	$ 0.45	$ 0.13
Weighted average number of shares used in computations of earnings per share:
Basic (in shares)	29,251,888	28,928,060	31,103,703
Diluted (in shares)	30,799,904	30,219,806	32,168,362
Product [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 135,646	$ 119,887	$ 107,482
Cost of revenues:
Cost of Goods and Services Sold	59,022	51,878	47,445
Service [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	64,641	56,336	49,257
Cost of revenues:
Cost of Goods and Services Sold	14,129	$ 13,739	$ 11,449
Expenses related to royalty buyout agreement with the Israel National Authority for Technology and Innovation (Note12b)
Cost of revenues:
Cost of Goods and Services Sold	$ 32,178